REVISIONS OF PRIOR-YEAR COMPARATIVE AMOUNTS (Details Narrative) - USD ($)	Mar. 31, 2026	Oct. 15, 2025	Oct. 08, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing fee payable	$ 1,000,000
Bio Resources Limited [Member] | Intellectual Property Transfer Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Carrying value of intangible		$ 30,192,771
C-Twelve Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing fee payable			$ 1,000,000
Loan obligation			2,000,000
Conditional fee payment			$ 1,000,000